Note 4 - Acquisition-related Items	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Business Combination Disclosure Acquisition Related Items [Text Block]
4.	Acquisition-related items

Acquisition-related expense (income) comprises the following:

	2017	2016

Transaction costs	$6,247	$2,794
Contingent consideration fair value adjustments	1,054	(4,591)
Contingent consideration compensation expense	7,626	5,356
	$14,927	$3,559

Contingent consideration compensation expense and contingent consideration fair value adjustments relate to acquisitions made in the current year as well as the preceding four
years.